SCHEDULE OF STOCK OPTION TRANSACTIONS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Number of Shares, Outstanding beginning of year	5,000,000
Weighted Average Exercise Price, Outstanding at beginning of year	$ 0.07
Number of Shares, Granted	42,000,000	5,000,000
Weighted Average Exercise Price, Granted	$ 0.03	$ 0.07
Number of Shares, Exercised
Weighted Average Exercise Price, Exercised
Number of Shares, Forfeited or Cancelled	(5,000,000)
Weighted Average Exercise Price, Forfeited or Cancelled	$ 0.03
Number of Shares, Outstanding end of year	42,000,000	5,000,000
Weighted Average Exercise Price, Outstanding at end of year	$ 0.04	$ 0.07
Number of Shares, Exercisable end of year	17,250,000
Weighted Average Exercise Price, Exercisable at end of year	$ 0.03
Weighted-Average Fair Value of Options Granted	$ 0.01	$ 0.02